LONG-TERM DEBT - Interest on Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LONG-TERM DEBT
Interest expense	$ 70.0	$ 63.1
Borrowing costs capitalized	$ 6.4	$ 3.1
Capitalization rate (as a percent)	1.37%	1.70%
Credit Facility
LONG-TERM DEBT
Cash interest paid	$ 0.1	$ 3.6
Cash standby fees paid	5.6	5.2
Notes
LONG-TERM DEBT
Cash interest paid	$ 71.3	$ 59.8